General (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
General
Date Of Incorporation	Jul. 31, 2013
Operations Commenced Date	Feb. 02, 2014
Entity Incorporation Place	Israel
Cash and cash equivalents	$ 15,931	$ 24,159
Restricted cash	112	0
Short-term deposits	27,938	6,067
marketable debt securities	31,600
Loss attributable to holders of its ordinary shares	20,461	9,856	$ 12,299
Accumulated deficit	$ (106,936)	$ (86,475)